Administration of Chapter 11 Case - Q1 (Details)		1 Months Ended
	Apr. 12, 2016 USD ($)	Apr. 29, 2016 USD ($) Claim	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 30, 2015 USD ($)	Jan. 15, 2015 USD ($)
Administration of Chapter 11 Case [Abstract]
Payment To Extend Days To Satisfy Claim			$ 20,000,000	$ 20,000,000
Amount To Be Paid On Effective Date of Plan Of Reorganization			5,000,000	5,000,000
Amount of unliquidated proof of claim					$ 109,339,609
Proofs of claim, amount of claims filed | Claim		35
Amount of liquidated proofs of claims						$ 194,649,042
Final Order And Judgment			$ 208,000,000	$ 205,000,000		$ 195,000,000
Liabilities Subject to Compromise, Cash Disbursements and Reclassification Increase (Decrease) under Bankruptcy Court Order, Resolutions of Contingencies Subject to Chapter 11	$ 5,000,000	$ 6,369,905
Bankruptcy Claims, Number of Claims Settled | Claim		75
Bankruptcy Claims, Amount Paid to Settle Claims		$ 700,558